FEDERAL HOME LOAN BANK (FHLB) STOCK (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012
Dividend annualized rate		4.00%			0.10%
Interest Income, Federal Home Loan Bank Advances		$ 336	$ 457	$ 117
Special Stock [Member]
Dividend annualized rate		2.00%
Acquired Member Assets Stock [Member]
Dividend annualized rate	3.00%	2.00%
Activity Stock [Member]
Dividend annualized rate		5.00%
Minimum [Member]
Dividend annualized rate		0.10%
Investment percentage in capital stock of FHLB, total assets		0.00%
Investment percentage in capital stock of FHLB, outstanding advances		2.00%
Maximum [Member]
Dividend annualized rate		4.00%
Investment percentage in capital stock of FHLB, total assets		6.00%
Investment percentage in capital stock of FHLB, outstanding advances		6.00%